Loans and Allowance for Loan Losses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan_segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Number of loan segments | loan_segment	5
Average age for loan appraisals	90 days
Total impaired loans	$ 65,874,000	$ 48,859,000
Recorded investment with no allowance	36,971,000	29,054,000
Costs incurred to sales, loans	18,600,000	$ 7,600,000
Expected additional loss on impaired loans for which no allowance	$ 0
Minimum period of principal and interest non payment to place under nonaccrual status	90 days
Non performing assets, percentage of total assets	2.98%	2.95%
Nonaccrual loans	$ 35,512,000	$ 21,507,000	$ 39,854,000
Additional interest income	1,200,000	1,700,000	2,000,000
Loans classified as TDRs	30,800,000	28,400,000
TDRs accruing	28,900,000	25,000,000
TDRs non-accruing	1,800,000	3,400,000
TDRs returned to accrual status	901,000	576,000
Allowance related to TDRs	5,447,000	3,542,000
TDRs charged off	158,000
Commitments related to troubled debt restructurings	0	0	$ 0
Collateral Dependent
Financing Receivable, Recorded Investment [Line Items]
Total impaired loans	60,500,000	43,300,000
Troubled Debt Restructuring
Financing Receivable, Recorded Investment [Line Items]
Allowance related to TDRs	1,600,000	1,900,000
Troubled Debt Restructurings Charged Off
Financing Receivable, Recorded Investment [Line Items]
Allowance related to TDRs	158,000	3,200,000
TDRs charged off	135,000	$ 2,900,000
Boats
Financing Receivable, Recorded Investment [Line Items]
Payments to acquire loans	104,700,000
Boats | Installment
Financing Receivable, Recorded Investment [Line Items]
Payments to acquire loans	75,300,000
Boats | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Payments to acquire loans	$ 29,400,000